UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2008

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 49.27%					$55,330,326
(Cost $62,232,054)

Agricultural Products 0.22%					250,857
Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350%	04/15/14	BBB-	270	250,857

Airlines 0.81%					905,061
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1, Class A	6.545	02/02/19	A-	108	97,218
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821	08/10/22	A-	351	287,493
Sr Pass Thru Ctf Ser 2002-1	6.417	07/02/12	AA	405	352,350
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1	7.027	11/01/19	BBB+	210	168,000

Asset Management & Custody Banks 0.93%					1,040,478
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then variable)
(S)	5.260	12/31/49	AA	1,130	1,040,478

Brewers 0.21%					234,809
Sabmiller PLC,
Note (S)	6.500	07/15/18	BBB+	235	234,809

Broadcasting & Cable TV 0.99%					1,116,138
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	750	828,406
Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07/01/18	BBB+	285	287,732

Building Products 0.23%					254,977
CRH America, Inc.,
Gtd Note	8.125	07/15/18	BBB+	250	254,977

Casinos & Gaming 0.67%					749,977
Harrah's Operating Co., Inc.,
Gtd Sr Note	5.500	07/01/10	B-	525	441,000
Seminole Tribe of Florida,
Bond (S)	6.535	10/01/20	BBB	315	308,977

Consumer Finance 1.15%					1,286,870
American Express Credit Co.,
Sr Note Ser C	7.300	08/20/13	A+	360	365,704
Ford Motor Credit Co., LLC,
Sr Note	7.375	10/28/09	B-	705	655,244
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	290	265,922

Data Processing & Outsourced Services 0.19%					218,497
Fiserv, Inc.,
Gtd Sr Note	6.800	11/20/17	BBB	215	218,497

Diversified Banks 1.46%					1,636,671
Banco Mercantil del Norte SA,
Sub Note (S)	6.862	10/13/21	Baa1	330	306,339

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Banks (continued)
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 4-15-15 then
variable) (S)	5.506%	12/15/49	A2	370	$305,548
Natixis,
Sub Bond (10.00% to 4-30-18 then variable) (S)	10.000	04/30/49	A	200	193,891
Northern Trust Co.,
Sub Note	6.500	08/15/18	AA-	125	129,057
Royal Bank of Scotland Group PLC,
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable)	7.640	03/31/49	A-	200	168,951
Silicon Valley Bank,
Sub Note	6.050	06/01/17	BBB	295	254,761
Wachovia Bank NA,
Sub Note Ser BKNT	6.600	01/15/38	A+	355	278,124

Diversified Commercial & Professional Services 0.46%					511,119
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02/13/13	A-	500	511,119

Diversified Financial Services 2.54%					2,850,905
American General Finance Corp.,
Note Ser MTN	6.900	12/15/17	A+	220	176,234
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB-	966	1,024,424
CIT Group, Inc.,
Sr Note	5.650	02/13/17	A-	85	59,689
Sr Note	5.000	02/13/14	A-	55	39,603
Sr Note Ser MTN	5.125	09/30/14	A-	75	53,764
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	BBB	220	186,370
General Electric Capital Corp.,
Sr Note	5.625	05/01/18	AAA	230	223,611
Huntington Capital III,
Gtd Jr Sub Bond (6.650% to 5-15-17 then variable)	6.650	05/15/37	BBB-	290	139,096
NiSource Finance Corp.,
Gtd Bond	6.800	01/15/19	BBB-	210	204,243
QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17 then variable) (S)	6.797	06/01/49	BBB	340	275,447
Rio Tinto Finance (USA) Ltd.,
Gtd Note	6.500	07/15/18	BBB+	235	236,437
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01/25/49	BBB+	285	231,987

Diversified Metals & Mining 0.17%					185,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04/01/17	BBB-	175	185,500

Diversified Support Services 0.27%					301,376
Ingersoll-Rand Global Holding Co., Ltd.	6.875	08/15/18	BBB+	300	301,376

Drug Retail 0.59%					659,676
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable)	6.302	06/01/37	BBB-	460	390,425
Sr Note	5.750	06/01/17	BBB+	275	269,251

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Electric Utilities 2.63%					$2,952,787
Abu Dhabi National Energy Co.,
Bond (S)	6.500%	10/27/36	AA-	465	407,430
Constellation Energy Group,
Sr Note	4.550	06/15/15	BBB	520	462,063
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03/10/24	BBB-	218	214,064
Israel Electric Corp., Ltd.,
Note (S)	7.250	01/15/19	BBB+	200	201,945
Monterrey Power SA de CV,
Sr Sec Bond (S)	9.625	11/15/09	BBB+	388	413,217
Nevada Power Co.,
Mtg Note Ser L	5.875	01/15/15	BBB	220	217,812
Pepco Holdings, Inc.,
Note	6.450	08/15/12	BBB-	325	331,519
Southern Power Co.,
Sr Note Ser D	4.875	07/15/15	BBB+	430	409,722
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	BBB	293	295,015

Electronic Equipment Manufacturers 0.55%					617,132
Thomas & Betts Corp.,
Sr Note	7.250	06/01/13	BBB	480	491,751
Tyco Electronics Group SA,
Gtd Sr Note (S)	6.550	10/01/17	BBB	125	125,381

Health Care Distributors 0.17%					187,525
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	A-	185	187,525

Health Care Services 0.46%					517,505
Humana, Inc.,
Sr Note	8.150	06/15/38	BBB	360	359,110
UnitedHealth Group, Inc.,
Sr Note	5.500	11/15/12	A-	160	158,395

Hotels, Resorts & Cruise Lines 0.20%					222,594
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02/15/13	BBB-	235	222,594

Insurance Brokers 0.11%					126,993
Progressive Corp.,
Jr Sub Deb (6.70% to 6-1-17 then variable)	6.700	06/15/37	A-	155	126,993

Integrated Telecommunication Services 1.45%					1,628,217
AT&T Inc.,
Sr Note	6.400	05/15/38	A	235	224,540
Bellsouth Corp.,
Sr Bond	6.550	06/15/34	A	250	241,884
Debenture	6.300	12/15/15	A	390	399,393
Qwest Corp.,
Sr Note	7.875	09/01/11	BBB-	210	208,425
Telecom Italia Capital,
Gtd Sr Note	7.721	06/04/38	BBB	365	355,938

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Integrated Telecommunication Services (continued)
Verizon Communications, Inc.,
Sr Bond	6.900%	04/15/38	A	200	$198,037

Investment Banking & Brokerage 2.06%					2,311,956
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	AA-	235	243,491
BNP Paribas,
Jr Sub Note (7.195% to 6-25-37 then variable) (S)	7.195	06/29/49	AA-	135	117,838
Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18 then variable)	8.400	04/29/49	A	365	309,892
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	A+	235	206,765
Jefferies Group, Inc.,
Sr Note	6.450	06/08/27	BBB+	145	111,554
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)	7.900	04/29/49	A	315	286,177
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	A-	235	210,952
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	Aa3	440	439,701
Morgan Stanley,
Sr Note Ser F	6.625	04/01/18	A+	415	385,586

Life & Health Insurance 0.54%					611,782
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable)	6.050	04/20/17	A-	120	94,096
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	A+	350	343,154
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17 then variable) (S)	8.300	10/15/37	BB	210	174,532

Metal & Glass Containers 0.15%					171,048
Commercial Metals Co.,
Sr Note	7.350	08/15/18	BBB	170	171,048

Multi-Line Insurance 0.97%					1,088,993
American International Group, Inc.,
Jr Sub Bond (8.175% to 5-15-38 then variable) (S)	8.175	05/15/58	A	195	150,614
AXA SA,
Perpetual Sub Note (6.379% to 12-14-36 then
variable) (S)	6.379	12/14/49	BBB+	155	121,080
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable)	6.150	11/15/66	BBB+	210	151,204
Horace Mann Educators Corp.,
Sr Note	6.850	04/15/16	BBB	205	216,983
Liberty Mutual Group,
Bond (S)	7.500	08/15/36	BBB	520	449,112

Multi-Media 0.64%					720,045
News America Holdings,
Gtd Sr Deb	9.500	07/15/24	BBB+	600	720,045

Office Services & Supplies 0.30%					338,735
Xerox Corp.,
Sr Note	6.750	02/01/17	BBB	335	338,735

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Exploration & Production 0.16%					$183,978
Petro-Canada,
Sr Note	6.050%	05/15/18	BBB	190	183,978

Oil & Gas Storage & Transportation 1.61%					1,812,870
Buckeye Parterns LP,
Sr Note	5.125	07/01/17	BBB	165	152,117
Enterprise Products Operating LP,
Gtd Sr Note	6.500	01/31/19	BBB-	475	476,743
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	270	272,602
Plains All American Pipeline LP,
Sr Note (S)	6.500	05/01/18	BBB-	165	162,315
Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04/15/18	BBB	185	180,577
TEPPCO Partners LP,
Gtd Sr Note	6.650	04/15/18	BBB-	565	568,516

Paper Products 0.39%					438,746
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	240	243,850
Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11/15/15	BBB-	210	194,896

Pharmaceuticals 0.34%					379,361
Schering-Plough Corp.,
Sr Note	6.000	09/15/17	A-	385	379,361

Property & Casualty Insurance 0.40%					444,490
Chubb Corp.,
Sr Note	5.750	05/15/18	A	125	119,935
Ohio Casualty Corp.,
Sr Note	7.300	06/15/14	BBB	320	324,555

Publishing 0.28%					316,929
New York Times Co.,
Sr Note	4.500	03/15/10	BBB-	330	316,929

Railroads 0.25%					283,139
Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03/15/18	BBB	285	283,139

Real Estate Management & Development 1.87%					2,096,143
Chelsea Property Group,
Note	6.000	01/15/13	A-	385	378,309
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	BBB-	245	227,934
HRPT Properties Trust,
Sr Note	6.650	01/15/18	BBB	135	121,453
Nationwide Health Properties, Inc.,
Note	6.500	07/15/11	BBB-	230	235,129
Post Apartment Homes,
Sr Note	5.125	10/12/11	BBB	585	562,452
ProLogis,
Sr Sec Note	6.625	05/15/18	BBB+	290	267,150
Simon Property Group LP,
Sr Note	5.625	08/15/14	A-	320	303,716

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Regional Banks 0.46%					$520,287
HSBC Capital Funding LP,
Perpetual Note (9.547% to 6-30-10 then variable)
(S)	9.547%	12/29/49	A	500	520,287

Retail 0.19%					211,628
Macy's Retail Holdings, Inc.,
Gtd Note	7.875	07/15/15	BBB-	210	211,628

Specialized Finance 0.17%					189,000
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)	6.091	12/22/49	A+	300	189,000

Specialty Chemicals 0.20%					227,864
Ecolab, Inc.,
Sr Note	4.875	02/15/15	A	230	227,864

Thrifts & Mortgage Finance 20.64%					23,183,892
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO	3.190	12/25/46	BBB	6,378	255,121
Mtg Pass Thru Ctf Ser 2007-5 Class XP IO	3.720	06/25/47	AAA	4,613	279,672
American Home Mortgage Investment Trust,
Mtg Pass Thru Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	3,732	207,616
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A Class D (S)	5.957	04/15/37	BBB	420	375,178
Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-4 Class A5A	4.933	07/10/45	AAA	1,500	1,393,575
Mtg Pass Thru Ctf Ser 2005-6 Class A4 (P)	5.352	09/10/47	AAA	560	528,064
Mtg Pass Thru Ctf Ser 2006-3 Class A4	5.889	07/10/44	AAA	700	661,161
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (P)	5.881	03/20/36	AAA	545	471,829
Mtg Pass Thru Ctf Ser 2007-E Class 4A1 (P)	5.852	09/01/47	AAA	264	230,426
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2006-PW14 Class D (S)	5.412	12/11/38	A	320	185,870
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05/25/20	AAA	572	498,172
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A (P)	5.838	12/25/35	AAA	427	325,170
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08/25/35	AAA	268	239,109
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2005-CD1 Class C (P)	5.400	07/15/44	AA	185	138,032
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7 Class A3 (S)	5.899	06/10/46	AAA	500	487,082
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO	3.188	11/20/35	AAA	4,948	170,087
Mtg Pass Thru Ctf Ser 2006-0A10 Class XPP IO	1.900	08/25/46	AAA	2,544	93,826
Mtg Pass Thru Ctf Ser 2006-0A8 Class X IO	4.079	07/25/46	AAA	4,852	164,496
Mtg Pass Thru Ctf Ser 2006-0A12 Class X IO	3.793	09/20/46	AAA	8,617	379,682
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A Class E (S)	6.065	11/15/36	Baa3	375	311,647
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1 Class A2 (S)	5.779	06/20/31	AA	515	450,692
Domino's Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1 Class A2 (S)	5.261	04/25/37	AA	495	414,927

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO	0.151%	08/19/45	AAA	4,758	$139,754
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.218	12/25/34	AA	777	446,870
Mtg Pass Thru Ctf Ser 2006-AA2 Class B1 (G) (P)	6.150	05/25/36	CCC	184	32,370
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12/15/14	Baa2	265	245,552
Sub Bond Ser 2006-1 Class E (S)	6.495	02/15/36	Baa3	235	218,513
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2003-C2 Class B (P)	5.683	05/10/40	AAA	955	937,379
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1 Class 2A1 (P)	5.633	04/19/36	AAA	326	258,493
Greenpoint Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR1 Class A3 (P)	2.752	06/25/45	AAA	87	44,573
Mtg Pass Thru Ctf Ser 2005-AR4 Class 4A2 (P)	2.832	10/25/45	AAA	395	175,663
Mtg Pass Thru Ctf Ser 2006-AR1 Class A2A (P)	2.842	02/25/36	AAA	642	306,518
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-GG9 Class C	5.554	03/10/39	AA	230	139,803
Mtg Pass Thru Ctf Ser 2007-GG9 Class F	5.633	03/10/39	A	130	59,605
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G) (P)	4.525	08/25/34	AA	326	249,716
Mtg Pass Thru Ctf Ser 2006-AR1 Class 3A1 (P)	5.374	01/25/36	AAA	834	720,858
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8 Class 1X IO	3.069	09/19/35	AAA	3,497	77,595
Mtg Pass Thru Ctf Ser 2005-16 Class 2A1B (P)	2.796	01/19/36	AAA	215	96,458
Mtg Pass Thru Ctf Ser 2006-SB1 Class A1A (P)	3.929	12/19/36	AAA	449	259,378
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01/25/35	AA	217	109,733
Mtg Pass Thru Ctf Ser 2005-AR18 Class 1X IO	2.960	10/25/36	AAA	7,222	162,505
Mtg Pass Thru Ctf Ser 2005-AR18 Class 2X IO	2.660	10/25/36	AAA	10,073	145,051
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.538	05/25/35	AA	291	140,879
Mtg Pass Thru Ctf Ser 2006-AR19 Class 1B1 (P)	6.363	08/25/36	B	234	21,275
JPMorgan Chase Commercial Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3 Class A4B	4.996	08/15/42	AAA	1,000	926,934
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10/15/42	Aa2	1,000	710,845
JPMorgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2 Class 2A16	6.500	09/25/35	AAA	458	416,475
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01/25/21	AAA	450	418,258
Mtg Pass Thru Ctf Ser 2006-A7 Class 2A5 (P)	5.801	01/25/37	Aa1	556	396,004
Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N Class 3A2 (P)	2.832	11/25/35	AAA	451	195,960
Mtg Pass Thru Ctf Ser 2005-7N Class 1A1B (P)	2.772	12/25/35	AAA	314	141,088
Mtg Pass Thru Ctf Ser 2006-2N Class 1A2 (P)	2.812	02/25/46	AAA	468	192,125
Merrill Lynch/Countrywide Commercial Mtg. Trust,
Mtg Pass Thru Ctf Ser 2006-2 Class A4 (P)	6.104	06/12/46	AAA	735	698,023
MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3 Class M1 (G)	5.943	09/25/37	AA	195	134,603
Mtg Pass Thru Ctf Ser 2007-3 Class M2 (G)	5.943	09/25/37	A	75	57,686
Mtg Pass Thru Ctf Ser 2007-3 Class M3 (G)	5.943	09/25/37	BBB	50	33,504
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4 (P)	5.379	11/14/42	AAA	520	497,168
Mtg Pass Thru Ctf Ser 2006-IQ12 Class E	5.538	12/15/43	A+	310	192,010
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.829	05/25/35	AA	210	158,894

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class AF3	4.499%	08/25/35	AAA	246	$244,659
Mtg Pass Thru Ctf Ser 2005-2 Class AF4	4.934	08/25/35	AAA	420	391,601
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12 Class NB5 (P)	5.949	12/25/35	AAA	419	317,759
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500	07/25/36	AAA	522	317,834
Structured Asset Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-6A Class B1 (P)	5.261	03/25/33	AA	334	250,269
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08/25/35	AAA	280	218,034
Mtg Pass Thru Ctf Ser 2005-AR4 Class 1A1B (P)	4.019	05/25/46	AAA	385	150,343
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1 (P)	4.669	04/25/35	AA	962	651,645
Mtg Pass Thru Ctf Ser 2005-AR6 Class B1 (P)	3.072	04/25/45	AA+	582	291,064
Mtg Pass Thru Ctf Ser 2005-AR13 Class B1 (P)	3.072	10/25/45	AA+	522	259,808
Mtg Pass Thru Ctf Ser 2005-AR19 Class A1B3 (P)	2.822	12/25/45	AAA	151	78,572
Mtg Pass Thru Ctf Ser 2005-AR19 Class B1 (P)	3.172	12/25/45	AA+	301	120,441
Mtg Pass Thru Ctf Ser 2007-0A4 Class XPPP IO	0.870	04/25/47	Aaa	9,149	114,361
Mtg Pass Thru Ctf Ser 2007-0A5 Class 1XPP IO	0.690	06/25/47	Aaa	21,072	243,647
Mtg Pass Thru Ctf Ser 2007-0A5 Class 2XPP IO	0.990	06/25/47	AAA	24,336	235,751
Mtg Pass Thru Ctf Ser 2007-0A6 Class 1XPP IO	0.870	07/25/47	Aaa	12,096	136,081
Mtg Pass Thru Ctf Ser 2007-1 Class B1	6.199	02/25/37	BB	272	36,526
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07/25/19	AAA	322	303,388
Mtg Pass Thru Ctf Ser 2006-AR15 Class A3 (P)	5.652	10/25/36	AAA	601	402,557

Tobacco 0.32%					364,008
Philip Morris International, Inc.,
Sr Note	5.650	05/16/18	A	370	364,008

Wireless Telecommunication Services 0.87%					979,768
America Movil SA de CV,
Sr Sec Note	5.750	01/15/15	BBB+	250	249,270
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)	5.612	06/15/35	Baa2	765	730,498

Call Options 0.18%					$199,112
(Cost $392,948)
	Interest	Maturity		Par value
	rate	date		(000)	Value

Calls 0.18%					199,112
U.S. Treasury	0.965	01/06/10		55,000	74,985
U.S. Treasury	0.820	12/08/09		59,075	124,127

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred Stocks 0.25%					$277,728
(Cost $319,375)

Investment Banking & Brokerage 0.25%					277,728
Merrill Lynch & Co., Inc.,
8.625%, Ser MER			BBB+	12,775	277,728

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 46.32%					$52,025,924
(Cost $51,883,706)

U.S. Government 7.12%					7,996,228
United States Treasury,
Bond (L)	5.000%	05/15/37	AAA	685	748,523
Inflation Indexed Note TIPS (D) (L)	2.000	07/15/14	AAA	412	428,156
Note (L)	5.125	05/15/16	AAA	945	1,046,071
Note (L)	4.875	05/15/16	AAA	450	482,660
Note (L)	3.875	05/15/18	AAA	5,260	5,290,818

U.S. Government Agency 39.20%					44,029,696
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	6.000	08/15/32	AAA	1,649	1,670,270
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	2,726	2,757,674
30 Yr Pass Thru Ctf	6.000	05/01/38	AAA	1,590	1,604,881
30 Yr Pass Thru Ctf	6.000	08/01/38	AAA	2,475	2,497,084
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	1,930	1,903,988
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	2,079	2,050,678
Sr Note	4.500	01/15/15	AAA	130	131,307
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11/01/20	AAA	1,201	1,216,020
15 Yr Pass Thru Ctf	5.000	07/01/23	AAA	1,159	1,149,441
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	03/01/14	AAA	2	2,016
30 Yr Adj Rate Pass Thru Ctf (P)	5.850	06/01/14	AAA	11	10,951
30 Yr Pass Thru Ctf	6.500	07/01/36	AAA	250	257,529
30 Yr Pass Thru Ctf	6.500	09/01/36	AAA	1,129	1,162,699
30 Yr Pass Thru Ctf	6.500	02/01/37	AAA	1,851	1,905,669
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	1,740	1,760,897
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	323	327,314
30 Yr Pass Thru Ctf	6.000	07/01/37	AAA	1,648	1,666,627
30 Yr Pass Thru Ctf	6.000	01/01/38	AAA	353	356,598
30 Yr Pass Thru Ctf	5.500	01/01/36	AAA	1,056	1,044,948
30 Yr Pass Thru Ctf	5.500	02/01/36	AAA	2,176	2,153,614
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	2,136	2,112,319
30 Yr Pass Thru Ctf	5.500	05/01/37	AAA	1,753	1,733,470
30 Yr Pass Thru Ctf	5.500	07/01/37	AAA	1,461	1,444,573
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	794	784,957
30 Yr Pass Thru Ctf	5.500	06/01/38	AAA	2,335	2,307,271
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	1,261	1,246,079
30 Yr Pass Thru Ctf	5.000	11/01/33	AAA	2,158	2,089,016
30 Yr Pass Thru Ctf	5.000	08/01/35	AAA	810	781,798
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	1,334	1,282,519
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	2,536	2,437,812
Sr Note	5.125	04/15/11	AAA	1,190	1,239,232
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04/15/13	AAA	48	48,423
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11/15/35	Baa2	200	189,460
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	Baa3	110	103,204
Sub Bond Ser 2006-1A Class E (S)	6.174	11/15/35	Baa3	665	599,358

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

Short-term investments 11.95%			$13,417,533
(Cost $13,417,533)
		Par value
Issuer, description		(000)	Value

Joint Repurchase Agreement 3.44%			3,862,000
Joint Repurchase Agreement with Barclays PLC dated 08-29-08 at
2.02% to be repurchased at $3,862,867 on 09/02/08, collateralized by $3,377,173 U.S. Treasury Inflation Indexed Note, 2.50%, due
07/15/16 (valued at $3,939,240, including interest).		$3,862	3,862,000

	Interest
Issuer	rate	Shares	Value

Cash Equivalents 8.51%			9,555,533
John Hancock Cash Investment Trust (T) (W)	2.7293 (Y)	9,555,533	9,555,533

Total investments (Cost $128,245,616)† 107.97%			$121,250,623

Other assets and liabilities, net (7.97%)			($8,945,347)

Total net assets 100.00%			$112,305,276

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of August 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,426,363 or 10.17% of the net assets of the Fund as of August 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on August 31, 2008.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $128,594,665. Net unrealized depreciation aggregated $7,344,042, of which $1,184,805 related to appreciated investment securities and $8,528,847 related to depreciated investment securities.

The Fund had the following financial futures contracts open on August 31, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION
U.S. 10-year Treasury Note	25	Long	Dec 2008	$18,424

Notes to portfolio of investments

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$9,833,262	($18,424)
Level 2 – Other Significant Observable Inputs	108,213,163	-
Level 3 – Significant Unobservable Inputs	3,204,198	-
Total	$121,250,623	($18,424)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of May 31, 2008	$3,701,324	-
Accrued discounts/premiums	(520,150)	-
Realized gain	6,751	-
Change in unrealized appreciation	42,247	-
Net sales	(25,974)	-
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2008	$3,204,198	-

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q1 8/08
10/08

John Hancock
MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2008

John Hancock Government Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 3.52%					$12,379,360
(Cost $14,495,844)

Thrifts & Mortgage Finance 3.52%					12,379,360
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2007-5 Class XP IO	3.722%	06/25/47	AAA	14,075	853,321
American Home Mortgage Investment Trust,
Mtg Pass Thru Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	10,955	609,357
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-E Class 4A1 (P)	5.852	07/20/47	AAA	816	712,881
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO	3.188	11/20/35	AAA	11,171	384,007
Greenpoint Mortgage Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR4 Class 4A2 (P)	2.832	10/25/45	AAA	1,198	532,406
Mtg Pass Thru Ctf Ser 2006-AR1 Class A2A (P)	2.842	02/25/36	AAA	1,940	926,999
Mtg Pass Thru Ctf Ser 2005-AR1 Class A3 (P)	2.752	06/25/45	AAA	262	134,307
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2006-SB1 Class A1A (P)	3.929	12/19/36	AAA	1,357	784,119
Mtg Pass Thru Ctf Ser 2005-16 Class 2A1B (P)	2.796	01/19/36	AAA	650	291,741
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR18 Class 1X IO	2.961	10/25/36	AAA	22,840	513,892
Mtg Pass Thru Ctf Ser 2005-AR18 Class 2X IO	2.661	10/25/36	AAA	23,703	341,317
Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N Class 3A2 (P)	2.832	11/25/35	AAA	1,478	642,427
Mtg Pass Thru Ctf Ser 2006-2N Class 1A2 (P)	2.812	02/25/46	AAA	3,019	1,238,757
Mtg Pass Thru Ctf Ser 2005-7N Class 1A1B (P)	2.772	12/25/35	AAA	953	427,814
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500	07/25/36	AAA	1,463	889,934
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2007-0A5 Class 2XPP IO	0.992	06/25/47	AAA	75,181	728,315
Mtg Pass Thru Ctf Ser 2005-AR4 Class 1A1B (P)	4.019	05/25/46	AAA	1,199	467,431
Mtg Pass Thru Ctf Ser 2005-AR6 Class B1 (P)	3.072	04/25/45	AA+	1,735	867,410
Mtg Pass Thru Ctf Ser 2005-AR13 Class B1 (P)	3.072	10/25/45	AA+	1,583	788,381
Mtg Pass Thru Ctf Ser 2005-AR19 Class A1B3 (P)	2.822	12/25/45	AAA	469	244,544

Options purchased 0.18%					$609,413
(Cost $1,219,692)

	Interest	Maturity		Par value
Issuer	rate	date		(000	Value

Calls 0.18%					609,413
U.S. Treasury	0.965	01/06/10		180,000	245,405
U.S. Treasury	0.820	12/08/09		173,240	364,008

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 91.90%					$323,006,644
(Cost $322,942,600)

U.S. Government 17.22%					60,511,437
United States Treasury,
Bond (L)	9.000	11/15/18	AAA	5,000	7,079,295
Bond (L)	8.750	08/15/20	AAA	6,065	8,650,679
Bond (L)	5.000	05/15/37	AAA	2,000	2,185,468
Inflation Indexed Note TIPS (D)(L)	3.875	04/15/29	AAA	1,563	2,005,039
Inflation Indexed Note TIPS (D)(L)	2.375	04/15/11	AAA	3,086	3,197,146

John Hancock Government Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government (continued)
Note (L)	5.500%	05/15/09	AAA	2,700	2,763,493
Note (L)	4.500	05/15/17	AAA	7,500	7,941,795
Note (L)	4.250	11/15/14	AAA	10,000	10,585,160
Note (L)	3.875	05/15/18	AAA	5,000	5,029,295
Note (L)	1.875	07/15/13	AAA	10,719	11,074,067

U.S. Government Agency 74.68%					262,495,207
Federal Home Loan Bank,
Bond	3.625	12/17/10	AAA	5,000	5,038,715
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11/01/12	AAA	238	248,779
15 Yr Pass Thru Ctf	5.500	10/01/19	AAA	851	866,420
30 Yr Pass Thru Ctf	9.500	08/01/16	AAA	423	466,625
30 Yr Pass Thru Ctf	6.000	08/15/32	AAA	4,405	4,463,218
30 Yr Pass Thru Ctf	6.000	05/01/37	AAA	545	550,587
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	10,041	10,156,425
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	3,729	3,678,435
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	3,458	3,410,494
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02/01/10	AAA	8	8,525
15 Yr Pass Thru Ctf	7.500	01/01/15	AAA	228	239,356
15 Yr Pass Thru Ctf	5.500	11/01/20	AAA	5,910	5,985,582
15 Yr Pass Thru Ctf	5.000	05/01/23	AAA	20,823	20,651,732
15 Yr Pass Thru Ctf	5.000	06/01/23	AAA	13,276	13,166,165
30 Yr Pass Thru Ctf	8.500	09/01/24	AAA	16	17,094
30 Yr Pass Thru Ctf	8.500	10/01/24	AAA	206	223,895
30 Yr Pass Thru Ctf	6.500	12/25/23	AAA	5,032	5,242,128
30 Yr Pass Thru Ctf	6.500	07/01/36	AAA	3,971	4,091,347
30 Yr Pass Thru Ctf	6.500	02/01/37	AAA	8,005	8,239,867
30 Yr Pass Thru Ctf	6.500	07/01/37	AAA	9,462	9,739,653
30 Yr Pass Thru Ctf	6.500	08/01/37	AAA	3,152	3,244,068
30 Yr Pass Thru Ctf	6.000	01/01/34	AAA	1,374	1,395,988
30 Yr Pass Thru Ctf	6.000	10/01/35	AAA	1,599	1,620,145
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	5,749	5,818,616
30 Yr Pass Thru Ctf	6.000	07/01/37	AAA	3,045	3,079,250
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	7,196	7,277,681
30 Yr Pass Thru Ctf	6.000	01/01/38	AAA	9,183	9,281,053
30 Yr Pass Thru Ctf	5.500	01/01/36	AAA	2,941	2,911,187
30 Yr Pass Thru Ctf	5.500	01/01/37	AAA	9,250	9,148,561
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	18,884	18,676,336
30 Yr Pass Thru Ctf	5.500	04/01/37	AAA	9,665	9,555,444
30 Yr Pass Thru Ctf	5.500	05/01/37	AAA	6,782	6,705,434
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	7,554	7,468,560
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	9,662	9,552,524
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	9,412	9,305,431
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	7,268	7,185,934
30 Yr Pass Thru Ctf	5.500	12/01/37	AAA	5,630	5,562,954
30 Yr Pass Thru Ctf	5.500	06/01/38	AAA	18,507	18,285,990
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	3,953	3,905,694
30 Yr Pass Thru Ctf	5.000	11/01/33	AAA	12,593	12,191,999
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	4,062	3,904,769
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	8,611	8,278,104
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04/15/13	AAA	257	258,478

John Hancock Government Income Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government Agency (continued)
30 Yr Pass Thru Ctf	11.000%	01/15/14	AAA	53	59,550
30 Yr Pass Thru Ctf	11.000	12/15/15	AAA	319	363,168
30 Yr Pass Thru Ctf	7.000	05/15/29	AAA	922	973,247

Short-term investments 21.88%					$76,898,643
(Cost $76,898,643)

Joint Repurchase Agreement 4.11%					14,458,000
Joint Repurchase Agreement with Barclays PLC
dated 8-29-08 at 2.02% to be repurchased at
$14,461,245 on 9-2-08, collateralized by
$12,642,975 U.S. Treasury Inflation Indexed Note,
2.50%, due 7-15-16 (valued at $14,747,160,
including interest).				14,458	14,458,000

	Interest
	rate			Shares

Cash Equivalents 17.77%					62,440,643
John Hancock Cash Investment Trust (T) (W)	2.7293% (Y)			62,440,643	62,440,643

Total investments (Cost $415,556,779)† 117.48%					$412,894,060

Other assets and liabilities, net (17.48%)					($61,424,247)

Total net assets 100.00%					$351,469,813

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest only (carries notional principal amount)

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(L) All or a portion of this security is on loan as of August 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on August 31, 2008

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $416,353,931. Net unrealized depreciation aggregated $3,459,871, of which $3,189,239 related to appreciated investment securities and $6,649,110 related to depreciated investment securities.

The Fund had the following financial futures contracts open on August 31, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION
U.S. 10-year Treasury Note	1,324	Long	DEC 2008	$294,776

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$62,440,643	($294,776)
Level 2 – Other Significant Observable Inputs	346,555,777	-
Level 3 – Significant Unobservable Inputs	3,897,640	-
Total	$412,894,060	($294,776)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of May 31, 2008	$4,801,119	$-
Accrued discounts/premiums	668	-
Realized gain (loss)	13,972	-
Change in unrealized appreciation	(171,026)	-
(depreciation)
Net purchases (sales)	(747,093)	-
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2008	$3,897,640	$-

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q1 8/08
10/08

John Hancock

MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2008

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 71.19%					$680,509,682
(Cost $947,342,107)

Advertising 0.07%					715,325
Vertis, Inc.,
Gtd Sr Note Ser B	10.875%	06/15/09	D	$9,230	715,325

Aerospace & Defense 0.10%					910,800
Sequa Corp.,
Gtd Sr Note (S)	11.750	12/01/15	B-	1,035	910,800

Airlines 10.34%					98,874,939
Alaska Airlines, Inc.,
Equip Trust Ctf Ser A	9.500	04/12/10	B	2,817	2,126,677
Equip Trust Ctf Ser D	9.500	04/12/12	B	3,250	2,258,475
American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06/15/10	CCC+	1,500	1,299,375
Pass Thru Ctf Ser 1988-A4	10.210	01/01/10	CCC+	2,000	1,670,271
Pass Thru Ctf Ser 1991-B2 (S)	10.320	07/30/14	CCC+	5,037	3,852,962
Pass Thru Ctf Ser 1992-A1	8.080	09/11/11	CCC+	1,200	948,168
Pass Thru Ctf Ser 1994-A5	10.190	05/26/16	CCC+	4,211	2,863,480
AMR Corp.,
Conv Sr Note	4.500	02/15/24	CCC+	5,580	5,252,175
Continental Airlines. Inc.,
Conv Note	5.000	06/15/23	B-	10,265	10,431,806
Delta Air Lines, Inc.,
Pass Thru Ctf Ser 2001-1 Class B	7.711	09/18/11	BB-	6,555	5,276,775
GOL Finance,
Gtd Note (S)	8.750	04/29/49	B1	14,970	9,431,100
KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland) (D)(G)	2.125	12/29/49	BB	1,680	724,697
Northwest Airlines Corp.,
Conv Sr Note (G)(H)	Zero	11/15/23	D	45,535	227,675
Gtd Conv Sr Note (B)(G)(H)	Zero	05/15/23	D	15,437	77,185
Gtd Lease Rejection Claim Ctf (G)(H)	Zero	11/30/08	B-	15,890	79,450
Gtd Sr Note (G)(H)	Zero	02/01/09	D	7,250	36,250
Note (G)(H)	Zero	03/15/09	D	1,915	9,575
Stub-claim (G)(H)	Zero	06/01/99	D	43,785	218,925
Stub-claim (G)(H)	Zero	06/01/99	D	32,071	160,355
Pinnacle Airlines Corp.,
Conv Sr Note (G)	3.250	02/15/25	B-	1,000	703,750
UAL Corp.,
Gtd Conv Sr Sub Note (S)	4.500	06/30/21	CCC	27,570	15,645,975
Gtd Conv Sr Sub Note	4.500	06/30/21	CCC	25,973	14,739,678
US Airways Group, Inc.,
Conv Sr Note	7.000	09/30/20	CCC	19,265	15,604,650
US Airways, Inc.,
Pass Thru Ctf Ser 1998-1 Class C	6.820	01/30/14	B+	7,297	5,235,510

Aluminum 1.74%					16,592,325
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	CCC+	16,845	16,592,325

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Auto Parts & Equipment 4.26%					$40,747,850
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.250%	11/01/15	B-	$21,595	19,219,550
Gtd Sr Note (S)	11.000	11/01/15	B-	5,525	14,283,000
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	B-	5,235	4,973,250
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	B	2,673	2,272,050

Broadcasting & Cable TV 16.94%					161,883,628
Adelphia Communications Corp.,
Escrow Account (G)	Zero	03/01/49	D	5,985	501,244
Escrow Account (G)	Zero	11/01/49	D	2,990	250,413
Canadian Satellite Radio Holdings, Inc.,
Sr Note	12.750	02/15/14	CCC+	13,500	11,373,750
Sr Note (G)	8.000	09/10/14	CCC+	6,400	4,822,000
CCO Holdings LLC
Sr Note	8.750	11/15/13	CCC	10,000	9,425,000
Charter Communications Holdings LLC,
Sr Note	10.750	10/01/09	CCC	17,700	16,815,000
Sr Disc Note	9.920	04/01/11	CCC	2,490	1,668,300
Charter Communications Holdings I, LLC,
Gtd Sr Note	12.125	01/15/15	CCC	7,460	4,028,400
Gtd Sr Note	11.750	05/15/14	CCC	2,695	1,441,825
Gtd Sr Note	11.125	01/15/14	CCC	2,628	1,314,000
Gtd Sr Note	11.000	10/01/15	CCC	4,466	3,405,325
Gtd Sr Sec Note	11.000	10/01/15	CCC	22,678	17,405,365
Gtd Sr Note	10.000	05/15/14	CCC	14,020	6,939,900
Gtd Sr Note	9.920	04/01/14	CCC	9,436	4,670,820
Charter Communicatons Holdings II, LLC,
Gtd Sr Note (S)	10.250	10/01/13	CAA2	5,387	4,780,962
Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step Coupon (S)(G)	Zero	04/01/13	CCC	3,600	2,214,000
Pegasus Satellite Communications, Inc.,
Sr Note (B)(G)(H)(S)	11.250	01/15/10	D	10,250	—
Sirius Satellite Radio, Inc.,
Sr Note	9.625	08/01/13	CCC	17,730	13,873,725
XM Satellite Radio Holdings, Inc.,
Conv Sr Note	10.000	12/01/09	CCC-	20,190	19,079,550
Sr Note (S)	13.000	08/01/13	CCC	34,100	30,093,249
XM Satellite Radio, Inc.,
Sr Sec Note (G)	10.000	06/01/13	CCC+	3,000	3,000,000
Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03/01/11	CCC-	13,280	4,780,800

Casinos & Gaming 10.47%					100,097,960
Fontainebleau Las Vegas,
Note (S)	10.250	06/15/15	CCC+	17,520	8,278,200
Sr Note (B)(G)	12.500	06/01/22	CCC+	12,496	4,660,866
Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12/01/13	D	18,763	14,166,065
Indianapolis Downs LLC & Capital Corp.,
Sr Sec Note (S)	11.000	11/01/12	B	4,330	3,442,350
Sr Sub Note (S)	15.500	11/01/13	CCC+	539	431,172

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Casinos & Gaming (continued)
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000%	03/01/14	B-	$25,029	$17,895,735
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B	515	365,650
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02/15/14	B-	9,480	7,892,100
Majestic Holdco, LLC,
Gtd Sr Sec Note, Step Coupon (S)	12.500	10/15/11	CCC-	10,000	200,000
Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10/15/10	B-	20,640	12,487,200
Sr Note	9.750	01/15/11	CCC-	8,675	889,188
Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11/15/15	BB+	7,645	5,580,850
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04/01/10	B	350	340,375
Gtd Sr Sub Note Ser B	9.000	06/01/12	CCC	4,320	3,553,200
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	5.276	03/15/14	BB	2,850	2,280,000
Silver Slipper Casino,
Note (B)(G)	13.000	12/17/09	Caa1	4,373	4,211,959
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note	8.500	06/01/15	CCC+	29,340	13,423,050

Commercial Printing 0.99%					9,496,950
Quebecor World Capital Corp.,
Gtd Sr Note (H)(G)	6.125	11/15/13	D	9,970	3,564,275
Gtd Sr Note (H)(G)	4.875	11/15/08	D	1,210	429,550
Sr Note (G)(H)(S)	8.750	03/15/16	D	1,850	818,625
Quebecor World, Inc.,
Sr Note (G)(H)(S)	9.750	01/15/15	D	10,410	4,684,500

Commodity Chemicals 0.76%					7,234,108
Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03/15/12	CCC+	536	472,108
Braskem SA,
Note (S)	11.750	01/22/14	BB+	5,600	6,762,000

Diversified Commercial & Professional Services 0.98%					9,377,610
MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04/01/12	B2	4,230	2,876,400
Muzak LLC,
Gtd Sr Sub Note	9.875	03/15/09	CCC-	7,346	6,501,210

Diversified Financial Services 2.50%					23,888,096
Buffalo Thunder Development Authority,
Sr Sec Note (S)	9.375	12/15/14	B	5,485	3,071,600
FDR Management Group, LLC,
Note (B)(G)	18.000	05/31/12	CCC+	8,418	7,653,996
Residential Accredit Loans, Inc.,
CMO-REMIC Ser 2006-QO4 (G)	Zero	11/20/37	CCC	65,000	9,750,000
TAM Capital Inc.,
Gtd Sr Note	7.375	04/25/17	B+	4,375	3,412,500

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Metals & Mining 0.40%					$3,803,138
Katanga Mining Ltd.,
Sr Sub Note (Canada) (D)(G)	14.000%	11/30/13	CCC+	$2,171	1,901,569
Sub Note (Canada) (D)(G)	14.000	11/30/13	CCC+	2,171	1,901,569

Environmental & Facilities Services 0.28%					2,708,438
Blaze Recycling & Metals, Inc.,
Gtd Sr Sec Note (S)(G)	10.875	07/15/12	B	2,675	2,708,438

Household Products 0.36%					3,426,500
Yankee Aquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	B-	4,450	3,426,500

Housewares & Specialties 0.88%					8,369,625
Vitro SA de CV,
Gtd Sr Note	9.125	02/01/17	B	7,250	5,618,750
Sr Note	11.750	11/01/13	B	2,950	2,750,875

Insurance Brokers 0.11%					1,073,250
MBIA Insurance Corp.,
Note (14.000% to 1-1-13 then variable) (S)	14.000	01/15/33	A	1,325	1,073,250
SIG Capital Trust I,
Trust Preferred Security (B)(H)	9.500	08/15/27	D	5,000	—

Integrated Telecommunication Services 0.67%					6,361,725
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	B-	8,130	6,361,725

Investment Banking & Brokerage 0.08%					722,727
Goldman Sachs & Co.,
Sr Note	Zero	10/20/37	B	12,000	722,727

Movies & Entertainment 0.23%					2,222,025
Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon	12.000	08/15/14	CCC+	2,795	2,222,025

Oil & Gas Exploration & Production 0.62%					5,918,935
Dominion Petroleum Aquisitions Ltd.,
Sr Sec Conv Note Ser B (B)(G)	10.000	10/01/11	CCC	6,325	5,918,935

Packaged Foods & Meats 0.40%					3,785,800
ASG Consolidated LLC,
Sr Disc Note, Step Coupon	11.500	11/01/11	B+	4,115	3,785,800

Paper Packaging 1.07%					10,276,000
Jefferson Smurfit Corp.,
Gtd Sr Note	8.250	10/01/12	B-	2,800	2,436,000
Smurfit-Stone Container Enerprises, Inc.,
Sr Note	8.000	03/15/17	B-	8,090	6,472,000
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06/01/13	B	1,900	1,368,000

Paper Products 1.52%					14,512,655
Abitibi-Consolidated Co. of Canada, Inc.,
Deb	8.850	08/01/30	CCC+	3,000	1,110,000
Deb	7.400	04/01/18	CCC+	3,500	1,295,000
Gtd Sr Note	15.500	07/15/10	CC	1,339	1,010,945

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products (continued)
Abitibi-Consolidated Co. of Canada, Inc.,
Gtd Sr Note	8.375%	04/01/15	CCC+	$9,995	$4,097,950
Gtd Sr Note	7.750	06/15/11	CCC+	3,000	1,380,000
Gtd Sr Note	6.000	06/20/13	CCC+	4,880	1,976,400
Sr Note (S)	13.750	04/01/11	B+	1,175	1,233,750
APP Finance II Mauritius Ltd.,
Gtd Bond (G)(H)(I)	12.000	12/29/49	D	7,500	46,875
Newark Group, Inc.,
Sr Sub Note	9.750	03/15/14	CCC+	4,725	2,291,625
Pope & Talbot, Inc.,
Deb (G)(H)	8.375	06/01/13	D	1,561	15,610
Sr Note (G)(H)	8.375	06/01/13	D	5,450	54,500

Photographic Products 0.01%					97,500
PCA, LLC,
Gtd Sr Note (G)(H)	11.875	08/01/09	D	3,000	97,500

Publishing 4.16%					39,738,587
Idearc, Inc.,
Gtd Sr Note	8.000	11/15/16	B-	66,145	29,930,612
R.H. Donnelley Corp.,
Sr Note Ser A-3	8.875	01/15/16	B-	9,190	4,824,750
Sr Note	8.875	10/15/17	B-	2,130	1,096,950
Sr Note	6.875	01/15/13	B-	1,175	646,250
Sr Disc Note Ser A-1	6.875	01/15/13	B-	5,945	3,240,025

Real Estate Management & Development 0.11%					1,083,300
Reology Corp.,
Sr Sub Note	12.375	04/15/15	CCC+	2,355	1,083,300

Specialty Chemicals 2.98%					28,515,575
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	24,315	23,585,550
Tronox Worldwide, LLC,
Gtd Sr Note	9.500	12/01/12	CC	10,165	4,930,025

Steel 0.00%					14,550
LTV Corp.,
Gtd Sr Sub Note (B)(G)(H)	11.750	11/15/09	D	9,700	14,550

Thrifts & Mortgage Finance 2.98%					28,528,224
DB Master Finance LLC,
CMO-REMIC Ser 2006-1-M1 (S)	8.285	06/20/31	BB	4,430	3,380,666
Dominos Pizza Master Issuer LLC,
CMO-REMIC Ser 2007-1-M1 (S)	7.629	04/25/37	BB	12,710	7,943,750
Global Tower Partners Acquisition Partners, LLC,
CMO-REMIC Sub Bond Ser 2007-1A-G (S)	7.874	05/15/37	B2	1,945	1,742,827
HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2007-3 Class ES IO (G)(H)	0.350	05/19/47	BB	282,910	1,768,185
CMO-REMIC Ser 2007-4 Class ES IO (G)(H)	0.350	07/19/47	BB	285,108	1,871,024
CMO-REMIC Ser 2007-6 Class ES IO (G)(H)(S)	0.343	08/19/37	BB	198,414	1,240,088
IndyMac Index NIM Corp.,
CMO-REMIC Ser 2006-AR6-N3 (S)	8.833	06/25/46	BB	3,861	395,716

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Thrifts & Mortgage Finance (continued)
Lehman XS NIM Notes,
CMO-REMIC Ser 2006-GPM8-A3 (S)	9.000%	01/28/47	Ba3	$1,171	$1,068,166
CMO-REMIC Ser 2006-GPM8-A4 (S)	9.000	01/28/47	B2	1,730	185,975
SBA CMBS Trust,
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	Ba3	5,460	5,229,228
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	B1	4,045	3,702,599

Tobacco 1.18%					11,300,983
Alliance One International, Inc.,
Gtd Sr Note	11.000	05/15/12	B+	3,850	3,917,375
North Atlantic Holdings, Inc.,
Sr Disc Note (G)	12.250	03/01/14	CC	1,300	923,000
North Atlantic Trading Co., Inc.,
Sr Note (G)(H)(S)	10.000	03/01/12	CCC-	8,390	6,460,608

Trucking 1.38%					13,222,663
Travelport LLC,
Gtd Sr Note	9.875	09/01/14	B	14,085	11,514,488
Gtd Sr Sub Note	11.875	09/01/16	CCC+	2,270	1,708,175

Wireless Telecommunication Services 2.62%					25,007,891
Centennial Communications Corp.,
Sr Note	10.000	01/01/13	CCC+	2,000	2,080,000
Sr Note (P)	8.541	01/01/13	CCC+	6,420	6,387,900
Digicel Group Ltd.,
Sr Note (S)	8.875	01/15/15	CCC+	10,860	10,195,368
Grupo Iusacell SA de CV,
Sr Sec Note (G)(S)	10.000	12/31/13	CCC	3,321	2,789,595
Terrestar Networks, Inc.,
Sr Sec Note (G)(S)	15.000	02/15/14	CCC	4,617	3,555,028

Defaulted bonds beyond maturity date (X) 0.22%					$2,096,643
(Cost $35,132,627)

Airlines 0.01%					79,030
Northwest Airlines, Inc.,
Gtd Note (G)(H)	8.700	03/15/07	D	15,806	79,030

Broadcasting & Cable TV 0.00%					11,500
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)	13.500	03/01/07	D	9,200	11,500
Sr Note (B)(G)(H)	12.375	08/01/08	D	6,500	—
Xanadoo Co.,
Sr Note Ser B (B)(G)(H)	12.500	08/01/07	D	13,525	—

Home Furnishings 0.00%					0
Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)	11.000	03/15/08	D	4,875	—

Paper Products 0.21%					1,995,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (G)(H)	12.500	06/15/06	D	2,500	1,200,000

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products (continued)
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (G)(H)	10.000%	07/01/07	D	$6,000	$592,500
Tjiwi Kimia Finance Mauritius Ltd.,
Sr Note (G)(H)	13.250	08/01/01	D	5,250	157,500
Gtd Sr Note (G)(H)	10.000	08/01/04	D	1,500	45,000

Personal Products 0.00%					11,113
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	11.000	05/01/08	D	3,175	11,113

Issuer				Shares	Value

Common stocks 14.73%					$140,819,522
(Cost $256,413,639)

Airlines 6.17%					58,974,311
Air France-KLM, ADR				174,118	4,170,126
ATA Holdings Corp. (I)				382,783	370,841
Northwest Airlines Corp. (I)				4,732,210	46,281,014
Pinnacle Airlines Corp. (I)				439,100	2,090,116
UAL Corp.				150,000	1,666,500
US Airways Group, Inc. (I)				517,752	4,395,714

Aluminum 0.01%					129,790
Golden Northwest Aluminum, Inc. Class A (B)(I)				43	289
Golden Northwest Aluminum, Inc. Class B (B)(I)				19,271	129,501

Broadcasting & Cable TV 6.24%					59,662,805
Canadian Satellite Radio Holdings, Inc. Class A (I)				703,169	2,417,185
Charter Communications, Inc. Class A (I)				10,200,000	10,710,000
Comcast Corp. Special Class A				1,129,460	23,876,784
Granite Broadcasting Corp. (B)(I)				11,688	81,816
Sirius XM Radio, Inc. (I)				7,876,120	10,475,240
Time Warner Cable, Inc. Class A (I)				452,403	12,101,780

Casinos & Gaming 0.09%					822,397
Fontainebleau Las Vegas (B)(I)				249,211	822,397
Gabrielino Tribal Gaming Authority (B)(I)				90,000	—
Gabrielino Tribal Gaming Authority (B)(I)				125,000	—

Commodity Chemicals 0.03%					329,479
Applied Extrusion Technologies, Inc. Class A (B)(I)(L)				51,082	329,479

Diversified Commercial & Professional Services 0.00%					2
FDR Management Group, LLC (B)(I)				2,129,596	2

Electric Utilities 0.00%					0
Mirant Corp. (B)(I)				10,500,000	—

Environmental & Facilities Services 0.21%					2,048,725
Kaiser Group Holdings, Inc. (I)				81,949	2,048,725

Forest Products 0.05%					472,536
Tembec Inc. (I)				181,133	472,536

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

Issuer		Shares	Value

Industrial Machinery 0.00%			$0
Glasstech, Inc. Class B (B)(I)(W)		4,430	—
Glasstech, Inc. Class C (B)(I)		10	—

Marine 0.06%			545,760
Paragon Shipping, Inc. (I)(S)		36,000	545,760

Oil & Gas Exploration & Production 0.82%			7,792,877
Dominion Petroleum Ltd. (I)		13,467,101	3,805,029
Po Valley Energy Ltd. (I)		3,100,000	3,987,848

Other Diversified Financial Services 0.03%			283,468
Adelphia Recovery Trust (I)		8,722,093	283,468

Paper Products 0.20%			1,885,850
APP China Group Ltd. (B)(I)		37,717	1,885,850

Publishing 0.31%			2,975,000
MediaNews Group, Inc. (I)		29,750	2,975,000

Specialty Chemicals 0.36%			3,452,610
American Pacific Corp. (I)		200,500	3,452,610

Wireless Telecommunication Services 0.15%			1,443,912
USA Mobility, Inc.		128,120	1,443,912

		Par value
Issuer, description		(000)	Value

Lessor equipment trust certificates 0.00%			$6,061
(Cost $0)

Airlines 0.00%			6,061
US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US)
(N528US) (N651US) (N652US) (B)(H)		$606	6,061

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 8.34%			$79,752,656
(Cost $73,429,196)

Airlines 2.79%			26,624,970
Continental Airlines Finance Trust II, 6.00%	CCC	1,123,404	26,610,632
Northwest Airlines Corp., 9.50% (B)(G)	D	143,381	14,338

Broadcasting & Cable TV 1.45%			13,814,000
Pegasus Satellite Communications, Inc., 12.75%,
Ser B (G)(H)(I)	D	4,831	0
Xanadoo Co., 6.50%, Ser C (G)	D	345,350	13,814,000

Diversified Capital Markets 0.18%			1,729,603
iSTAR Financial, Inc., 7.50%	BB+	151,057	1,729,603

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

			Credit
Issuer, description			rating (A)	Shares	Value

Industrial Machinery 0.27%					$2,627,610
Glasstech, Inc., 12.75%, Ser B (B)(G)			B	4,475	2,484,610
Glasstech, Inc., Ser A (B)(G)(I)			B	143	143,000
Glasstech, Inc., Ser C (B)(G)(I)			B	11	0

Multi-Line Insurance 0.24%					2,326,556
CIT Group, Inc., 7.75%			BBB-	201,608	2,326,556

Wireless Telecommunication Services 3.41%					32,629,917
Rural Cellular Corp., 12.25%,
Payment-In-Kind			B3	23,861	32,629,917

Issuer				Shares	Value

Stapled Units 0.92%					$8,792,071
(Cost $4,644,068)

Forest Products 0.92%					8,792,071
TimberWest Forest Corp., (G)				729,900	8,792,071

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 0.16%					$1,490,080
(Cost $2,000,000)

Other Revenue 0.16%					1,490,080
Dallas-Fort Worth Texas International Airport Facility
Improvement Corp.
Rev Ref Airport Facil Imp	9.125%	05/01/29	CCC+	$2,000	1,490,080

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Tranche Loans 5.45%					$52,116,032
(Cost $67,312,599)

Airlines 4.28%					40,930,255
Delta Air Lines, Inc,
Tranche (2nd Lien Fac), 04-30-14			B	$12,950	9,388,750
Tranche A (Fac LN329495), 04-30-12			BB-	7,831	6,577,956
East Valley Tourist Development Authority,
Tranche (Fac LN5501750) 8-06-12			B3	2,925	2,866,500
United Air Lines, Inc.,
Tranche B (Fac LN316631), 02-01-14			B+	2,122	1,547,049
US Airways Group, Inc.,
Tranche LCC, 03-23-14			B+	30,000	20,550,000

Broadcasting & Cable TV 0.12%					1,161,225
Sirius Satellite Radio, Inc.,
Tranche SIRI (Fac LN342596), 12-20-12			B	1,290	1,161,225

Forest Products 0.06%					568,872
Tembec, Inc.,
Tranche (Fac LNTEMBEC1), 02-28-12 (G)			B-	618	568,872

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value

Integrated Telecommunication Services 0.00%					$4,350
Local TV on Satellite, LLC,
Tranche B (Fac LN331268), 05-07-13			B+	$5	4,350

Paper Products 0.11%					1,035,493
Abitibi Bowater, Inc.,
Tranche B 3/31/2009			B+	1,041	1,035,493

Publishing 0.52%					4,936,117
Star Tribune Co.,
Tranche (2nd Lien Fac), 03-01-15 (G)			CCC+	12,795	639,750
Tranche T1 (1st Lien Note Fac LN321132),
03-01-14 (G)			B+	7,582	3,032,829
Tranche T1 (Fac LN321132), 03-01-14 (G)			CCC+	3,159	1,263,538

Trucking 0.36%					3,479,720
Saint Acquisition Corp.,
Tranche B (Fac LN333702), 05-06-14			B+	4,702	3,479,720

	Exercise	Expiration		Number of
Issuer,	Price	Date		Contracts	Value

Options Purchased 0.66%					$6,269,000
(Cost $5,182,863)

Calls 0.66%					6,269,000
Comcast Corp.	$25.00	Jan-2010		2,581	516,200
Comcast Corp.	20.00	Jan-2010		8,590	3,607,800
Comcast Corp.	15.00	Jan-2010		2,860	2,145,000

Warrants 0.04%					$406,540
(Cost $5,872,532)

Issuer				Shares	Value

Airlines 0.00%					0
ATA Holdings Corp. (I)				11,942	—

Broadcasting & Cable TV 0.00%					8,766
Granite Broadcasting Corp., Class A (I)				29,220	6,428
Sirius XM Radio, Inc. (I)				9,350	2,338

Casinos & Gaming 0.00%					0
Silver Slipper Casino (B)(I)				1,929	—

Diversified Metals & Mining 0.04%					357,129
Doe Run Resources Corp. (B)(I)				1	—
Katanga Mining Ltd. (I)				80,000	357,129

Food Retail 0.00%					40,645
Pathmark Stores, Inc. (B)(I)				62,796	40,645

Restaurants 0.00%					0
Planet Hollywood International, Inc. (B)(I)				2,816	—

Textiles 0.00%					0
HF Holdings, Inc. (B)(I)				28,092	—

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

		Par value
Issuer, description	Interest Rate	(000)	Value

Short-term investments 0.01%			$82,017
(Cost $82,017)

Cash Equivalents 0.01%			82,017
John Hancock Cash Investment Trust (T)(W)	2.7293(Y)	$82	82,017

Total investments (Cost $1,397,411,648)† 101.72%			$972,340,304

Other assets and liabilities, net (1.72%)			($16,449,857)

Total net assets 100.00%			$955,890,447

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

NIM Net Interest Margin

SBA Small Business Administration

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. The securities amounted $28,883,312 or 3.02% of the Fund's net assets as of August 31, 2008

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of August 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $231,430,705 or 24.21% of the net assets of the Fund as of August 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC or the Fund owns 5% or more of the outstanding voting securities of the issuer.

(X) Non-income-producing, issuers are in bankruptcy and are in default of interest payments. The aggregrate value of these bonds is $2,096,643 or 0.22% of the Fund's net assets as of August 31, 2008

(Y) Represents current yield on August 31, 2008.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $1,399,421,205. Net unrealized depreciation aggregated $427,080,901, of which $28,958,320 related to appreciated investment securities and $456,039,221 related to depreciated investment securities.

John Hancock High Yield Fund
Securities owned by the Fund on
August 31, 2008 (Unaudited)

	PRINCIPAL
	AMOUNT		UNREALIZED
	COVERED BY	SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	DATE	(DEPRECIATION)
Buys
Canadian Dollar	$16,355,947	Sep-2008	($641,918)

Sells
Australian Dollar	($5,456,000)	Sep-2008	$438,443
Canadian Dollar	(38,913,388)	Sep-2008	1,549,614
Euro	(4,630,000)	Sep-2008	376,787
Pound Sterling	(2,507,000)	Sep-2008	312,551
			2,677,395

Total			$2,035,477

The Fund had the following credit default swap contracts open on August 31, 2008:

						UNREALIZED
	NOTIONAL	SELL	RECEIVED	TERMINATION		APPRECIATION/
ISSUER	AMOUNT	PROTECTION	FIXED RATE	DATE	COUNTERPARTY	DEPRECIATION
Abitibi-Consolidated, Inc.	$3,000,000	SELL	8.00%	Sep 2012	Morgan Stanley	($1,178,830)
AMR Corp.	3,000,000	SELL	6.60	Sep 2012	Morgan Stanley	(1,427,842)
AMR Corp.	5,000,000	SELL	5.00	Sep 2010	Morgan Stanley	(487,009)
AMR Corp.	3,000,000	SELL	5.00	Sep 2010	Morgan Stanley	(183,700)
AMR Corp.	3,000,000	SELL	5.00	Sep 2010	Morgan Stanley	(210,698)
AMR Corp.	2,000,000	SELL	5.00	Mar 2013	Lehman Brothers	(732,479)
BoWater, Inc.	3,000,000	SELL	7.00	Sep 2012	Morgan Stanley	(716,187)
Delta Air Lines, Inc.
	10,000,000	SELL	5.00	Sep 2013	Morgan Stanley	65,854
Texas Competitive
Electric Holdings Co. LLC
	10,000,000	SELL	4.60	Jun 2013	Morgan Stanley	(323,246)
Texas Competitive
Electric Holdings Co. LLC	5,000,000	SELL	5.85	Jun 2013	Morgan Stanley	19,791
Total						($5,174,346)

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$172,525,228
Level 2 – Other Significant Observable Inputs	700,127,928	($3,138,869)
Level 3 – Significant Unobservable Inputs	99,687,148
Total	$972,340,304	($3,138,869)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of May 31, 2008	$149,899,329	-
Accrued discounts/premiums	1,816,020	-
Realized gain (loss)	3,340,785	-
Change in unrealized appreciation	(22,477,472)	-
(depreciation)
Net purchases (sales)	(32,891,514)	-
Transfers in and/or out of Level 3		-
Balance as of August 31, 2008	$99,687,148	-

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities.

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss). Any upfront payments received by the Fund are amortized to maturity.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized in the table on the previous page, if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q1 8/08
10/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 30, 2008